DEBT (Details Narrative)		6 Months Ended	12 Months Ended
	Oct. 29, 2020 USD ($) Number	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 28, 2020 USD ($)	Dec. 31, 2019 USD ($)
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity			$ 5,000,000	$ 5,000,000
Line of credit, amount outstanding		$ 0	0		$ 0
Line of credit, remaining borrowing capacity		$ 2,101,000	$ 1,051,000
Line of credit facility, interest rate at period end		2.00%	2.00%
Line of credit, expiration date		Aug. 28, 2021	Aug. 28, 2020
Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Line of credit, basis spread on variable rate		1.25%	1.25%
Line of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Ability to obtain letter of credit, number of letters of credit | Number	1
Line of Credit [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Line of credit, basis spread on variable rate		0.75%	0.75%
Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity	$ 2,000,000